ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2022
Advances Receivable [Abstract]
ADVANCES RECEIVABLE [Text Block]

3.           ADVANCES RECEIVABLE

The advances receivable include an unsecured loan of $15,282 (December 31, 2021 - $15,282), which is non-interest bearing and due on demand. Advances receivable as at December 31, 2022 also include prepaid expenses of $nil (December 31, 2021 - $734).